Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Available undrawn credit facilities (Details) € in Millions	Dec. 31, 2019 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Available undrawn amount of credit facilities	€ 6,218
IFRS Parent Company [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Available undrawn amount of credit facilities	€ 6,000